MANAGEMENT OF FINANCIAL RISK - FINANCIAL DEBT WITH THIRD PARTY (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [abstract]
Secured bank loans received	$ 503,945	$ 505,611
Super Senior Credit Facility	25,027	30,038
Unsecured bank loans received	33,475	39,475
Finance lease liabilities	155,832	152,699	$ 194,765
Cash and cash equivalents	128,824	208,994	$ 124,706	$ 133,526
Net debt	$ 589,455	$ 518,829